EQUITY-BASED AND OTHER COMPENSATION (Equity-Based Compensation Expenses) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 38,157,000	$ 39,266,000	$ 213,274,000
Unrecognized compensation expense on non-vested equity based awards	53,200,000
Weighted average recognition period (in years)	2 years 2 months 8 days
Class A Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	497,000	0	0
Principal Performance Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	13,307,000	16,396,000	5,422,000
RSUs [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	22,925,000	22,869,000	116,339,000
RSUs [Member] | Employees [Member] | Principal Performance Payments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards expected to be granted on the basis of year-to-date performance (in shares)	0.5	3.2	2.9
RSUs [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	1,428,000	1,000	734,000
Restricted shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	500,000	600,000	800,000
Restricted shares [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	0	0	24,000
RPUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 0	$ 0	$ 90,755,000